Cover	Apr. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2022
Entity File Number	000-00000
Entity Registrant Name	CHINA CARBON GRAPHITE GROUP, INC.
Entity Central Index Key	0001284450
Entity Tax Identification Number	98-0550699
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	20955 Pathfinder Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Diamond Bar
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91765
City Area Code	909
Local Phone Number	843-6518
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false